Other financial assets and financial liabilities - Other financial liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Foreign exchange portfolio	R$ 1,361,882	R$ 2,405,429
Structured financing	1,841,790	1,933,522
Credit cards operations	7,234,116	4,987,390
Contingent consideration	571,723	566,930
Commitments subject to possible redemption	0	1,049,130
Lease liabilities	304,762	285,638	R$ 318,555
Others	917,103	326,174
Total	12,231,376	11,554,213
Current	11,974,989	11,014,262
Non-current	R$ 256,387	R$ 539,951
Maturity period for the total contingent consideration payment	5 years
Disclosure of contingent liabilities [line items]
Contractual maximum amount payable	R$ 833,000
Bottom of range
Disclosure of contingent liabilities [line items]
Contractual amount payable for contingent consideration	R$ 0